Share-based payment arrangements - Long-term incentive plan 2016 (Cash-settled) (Details) $ in Thousands		12 Months Ended
	Feb. 02, 2016 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			5 years
Expense from share-based payment transactions with employees | $		$ 761	$ 140	$ 0
Long term incentive plan 2016 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	54,616
Key management personnel of entity or parent | Long term incentive plan 2016 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	54,616
Number of phantom stocks outstanding (in shares)		0
Expense from share-based payment transactions with employees | $		$ 0	$ 300	$ 100
Second anniversary | Long term incentive plan 2016 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Annual vesting percentage		33.33%
Second anniversary | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%
Third anniversary | Long term incentive plan 2016 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Annual vesting percentage		33.33%
Third anniversary | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%
Fourth anniversary | Long term incentive plan 2016 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Annual vesting percentage		33.33%
Fourth anniversary | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%